Business Combination - Source and Use of Funds (Details) (Chiron Merger Sub, Inc. [Member], USD $) In Thousands, unless otherwise specified			0 Months Ended
	Dec. 31, 2011	Nov. 03, 2011	Nov. 03, 2011 Source of Funds [Member]	Nov. 03, 2011 Use of Funds [Member]
Source of funds:
Borrowings under the senior secured credit facility			$ 2,300,000
Proceeds from the issuance of partners’ equity			1,714,398
Gross proceeds from the sale of the second lien senior secured notes			1,750,000
Gross proceeds from the sale of the senior unsecured notes			750,000
Cash on hand			546,915
Total source of funds			7,061,313
Use of funds:
Purchase of KCI common stock and net settlement of options	5,185,359	5,185,359		5,185,359
Repayment of debt under the previous senior credit facility				529,375
Settlement of convertible debt and related note hedge and warrants				969,189
Payment of debt issuance costs, discount and transaction costs				377,390	[1]
Total use of funds				$ 7,061,313

[1]	Debt issuance costs have been deferred and will be amortized over the life of the debt instruments. Transaction costs are reported as a component of selling, general and administrative expenses in the consolidated statements of operations.